Related Party Transactions: Schedule of Related Party Transactions (Details) (USD $)	0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Details
Loans to the Company	$ 1,668,005	$ 1,785,505
Accrued interest	150,655	136,731
Total related party loans	1,818,660	1,922,236
Accrued compensation		151,755
Reimbursable expenses	69,670	45,405
Total related party payable	69,670	197,160
Total related party transactions	$ 1,888,330	$ 2,119,396